                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                    ________________________________________

                                   FORM N-PX

                    ________________________________________

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10223

                    ________________________________________

                             ING SENIOR INCOME FUND
               (Exact name of registrant as specified in charter)

                    ________________________________________

                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


                    (Name and address of agent for service)

                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                             Scottsdale, AZ 85258

                                With copies to:

                            Jeffrey S. Puretz, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                              Washington, DC 20006


       Registrant's telephone number, including area code: (800) 992-0180

                    ________________________________________


Date of fiscal year end: February 29

Date of reporting period: July 1, 2007 - June 30, 2008

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-10223
Reporting Period: 07/01/2007 - 06/30/2008
ING Senior Income Fund


============================ ING SENIOR INCOME FUND ============================


AUTO GLASS REALTY CORP.

Ticker:                      Security ID:  78645T103
Meeting Date: AUG 30, 2007   Meeting Type: Written Consent
Record Date:  AUG 15, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Authorize and Approve Sale of 18 of the   For       For        Management
      Company's 20 Real Properties
2     Authorize and Approve Winding-up of the   For       For        Management
      Company's Business and Dissolution of the
      Company as Set Forth in the Plan of
      Liquidation
3     Approve and Authorize Certain             For       For        Management
      Compensatory Payments by the Company to
      Dan H. Wilson, Douglas A. Herron, and
      Mark A. Smolik
4     Approve and Authorize Certain             For       For        Management
      Compensatory Payments to Eight
      Individuals Who are Directors of the
      Company and/or Current or Former Officers or Directors of Belron U.S., Inc.



========== END N-PX REPORT

                    ________________________________________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING SENIOR INCOME FUND

By: /s/ Shaun P. Mathews
    ________________________________________
    Shaun P. Mathews
    President and Chief Executive Officer

Date:   August 20, 2008